Subsequent Events (Details) - USD ($)				1 Months Ended				3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 12, 2026	May 09, 2025	Mar. 18, 2025	Mar. 31, 2026	Mar. 24, 2026	Mar. 17, 2026	Feb. 13, 2026	Mar. 31, 2026	Mar. 31, 2025	Jun. 12, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events
Stock Issued During Period, Shares, New Issues			1
HORIZON SPACE ACQUISITION II CORP
Subsequent Events
Ordinary shares subject to possible redemption, shares								178,285			6,900,000	6,900,000
Advance received								$ 216,650	$ 0		$ 100,000	$ 0
HORIZON SPACE ACQUISITION II CORP | Private Placement [Member]
Subsequent Events
Gross Proceeds		$ 7,800,000
Subsequent Event [Member]
Subsequent Events
Stock Issued During Period, Shares, New Issues										556,800,000
Subsequent Event [Member] | HORIZON SPACE ACQUISITION II CORP
Subsequent Events
Ordinary Shares Submitted for Redemption	3,502,404
Ordinary shares subject to possible redemption, shares							3,219,311
Cash Paid for Redemption of Ordinary Shares						$ 34,221,276
Advance received				$ 210,000
Subsequent Event [Member] | HORIZON SPACE ACQUISITION II CORP | Private Placement [Member]
Subsequent Events
Price Per Unit					$ 10
Stock Issued During Period, Shares, New Issues					780,000